Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas Limited Edition Class I
Average Annual Return, Percent	(12.46%)	(10.29%)	4.67%	8.07%
CLASS N
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas Limited Edition Class N
Average Annual Return, Percent	(12.70%)	(10.58%)	4.37%	7.76%
Russell 3000 Index | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	16.85%	20.81%	16.74%	14.08%
Russell 3000 Index | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	16.85%	20.81%	16.74%	14.08%
Russell 2000 Index | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	12.39%	14.41%	11.50%	9.36%
Russell 2000 Growth Index | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Average Annual Return, Percent	15.27%	18.81%	8.94%	9.65%
Russell 2000 Index | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	12.39%	14.41%	11.50%	9.36%
Russell 2000 Growth Index | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Average Annual Return, Percent	15.27%	18.81%	8.94%	9.65%